MERGER TRANSACTION COSTS PAYABLE - Narrative (Q1) (Details) $ in Thousands	1 Months Ended		3 Months Ended
	Jan. 31, 2024 USD ($) financial_instirution shares	Dec. 31, 2023 USD ($) agreement	Mar. 31, 2024 USD ($) shares	Dec. 31, 2022 USD ($)
Subsidiary, Sale of Stock [Line Items]
Number of success agreements entered into | agreement		3
Merger transaction costs payable in shares | $		$ 4,250	$ 0	$ 0
Class of warrant or right, issued during period (in shares) | shares	100,000
Stock and warrants issued during the period to settle the merger transaction costs | $	$ 4,250
Number of financial institutions in which merger transaction costs were payable to | financial_instirution	3
Common Class A
Subsidiary, Sale of Stock [Line Items]
Common stock issued during period (in shares) | shares	1,208,180		1,208,180